2. Investment Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	$ 38,661	$ 13,531
Less than 12 months, unrealized losses	387	151
12 months or more, fair value	12,502	44,420
12 months or more, unrealized losses	351	1,243
Total, fair value	51,163	57,951
Total, unrealized losses	738	1,394
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	28,395	6,932
Less than 12 months, unrealized losses	177	56
12 months or more, fair value	6,351	17,670
12 months or more, unrealized losses	50	502
Total, fair value	34,746	24,602
Total, unrealized losses	227	558
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	2,899	1,784
Less than 12 months, unrealized losses	10	69
12 months or more, fair value	6,151	25,172
12 months or more, unrealized losses	301	724
Total, fair value	9,050	26,956
Total, unrealized losses	311	793
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	7,367	4,815
Less than 12 months, unrealized losses	200	26
12 months or more, fair value	0	1,578
12 months or more, unrealized losses	0	17
Total, fair value	7,367	6,393
Total, unrealized losses	$ 200	$ 43